IFRS 7 Disclosure - Credit and Counterparty Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Credit assets exposure value	$ 249,762	$ 238,400
Outstanding credit exposures	969,100
Canada [member]
Disclosure of credit risk exposure [line items]
Outstanding credit exposures	467,900
United States [member]
Disclosure of credit risk exposure [line items]
Outstanding credit exposures	415,800
Other Jurisdications [member]
Disclosure of credit risk exposure [line items]
Outstanding credit exposures	$ 85,400
Credit risk [member] | Residential real estate loan [member]
Disclosure of credit risk exposure [line items]
Loan to value ratio	80.00%